Income Taxes (Details Narrative) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	(1.10%)	(0.10%)	(0.50%)
Deferred tax liability, intangible assets		¥ 14,019		¥ 11,616
Intangible assets, amortization period				10 years
Tax loss carryforwards		978,345		¥ 913,576
Valuation allowances		1,500,920		1,432,566
Online Audio Video Content Platform [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax liability, intangible assets				¥ 11,600
Intangible assets, amortization period				10 years
Tax year 2023 [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate			12.50%
Tax year 2024 [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate			12.50%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Intangible assets, amortization period				10 years
HONG KONG | Profit Upto HK$2.0 Million [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	8.25%
HONG KONG | Profit Upto HK$2.0 Million [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Taxable profit amount | $	$ 2.0
HONG KONG | Profit After HK$2.0 Million [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	16.50%
CHINA
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%
Withholding income tax rate for dividends distributed	10.00%
Withholding income tax rate for dividends declared to holding company	5.00%
Withholding income tax rate on dividends for Hong Kong holding company which recognized as beneficial owner	25.00%
Income taxes preferential tax rate review period	3 years
Income taxes preferential tax rate	15.00%
Tax loss carryforwards		4,434,500	¥ 3,311,900	¥ 3,936,900
Valuation allowances		¥ 1,500,900		¥ 1,432,600
CHINA | Enterprise Income Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%